Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table sets forth the compensation for our CEO and the average compensation for our other NEOs, both as reported in the Summary Compensation Table on page 90 of this Proxy Statement and with certain adjustments to reflect the “compensation actually paid” to such individuals, as defined under SEC rules, for each of 2025, 2024, 2023, 2022 and 2021. “Compensation Actually Paid” does not represent cash or equity value realized or paid to our NEOs or how our Compensation Committee evaluates compensation decisions, but rather is a value calculated based on the requirements and methodology set forth in the applicable SEC rules. The table also provides information on our cumulative total shareholder return (“TSR”), the cumulative TSR of our peer group, net income and adjusted EPS.
2025 Pay Versus Performance Table

Year (a)	Summary Compensation Table Total for PEO(1) ($) (b)	Compensation Actually Paid to PEO(2) ($) (c)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(1) ($) (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(2) ($) (e)	Value of Initial Fixed $100 Investment Based On:		Net Income (in Thousands)(4) ($) (h)	Adjusted EPS(5) ($) (i)
					Total Shareholder Return(3) ($) (f)	Peer Group Total Shareholder Return(3) ($) (g)
2025	33,320,590	19,771,649	5,765,024	2,858,566	135.2	208.4	1,202,305	17.28
2024	15,696,607	17,879,415	4,765,696	4,657,379	139.7	180.1	1,109,128	15.20
2023	13,793,145	42,412,804	4,424,283	8,653,705	130.2	136.7	1,148,592	13.52
2022	12,998,816	(38,985,841)	3,887,795	(5,073,374)	105.9	119.3	870,573	11.45
2021	10,338,312	81,171,520	3,496,361	15,271,690	138.1	135.8	725,983	9.95

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote	Compensation for our principal executive officer (“PEO”), Henry A. Fernandez, reflects the amounts reported in the “Summary Compensation Table” for the respective years. Average compensation for non-PEOs includes the following NEOs: (i) in 2025, Scott A. Crum, Alvise J. Munari, C.D. Baer Pettit and Andrew C. Wiechmann and (ii) in each of 2024, 2023, 2022 and 2021, Scott A. Crum, Robert J. Gutowski, C.D. Baer Pettit and Andrew C. Wiechmann.
Peer Group Issuers, Footnote	TSR is cumulative for the measurement periods beginning on December 31, 2020 and ending on December 31 of each of 2025, 2024, 2023, 2022 and 2021, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The peer group for purposes of this table reflects the Company’s industry sector and is the same as our peer group set forth above under “Proxy Summary—Total Shareholder Return” for purposes of Item 201(e) of Regulation S-K.
PEO Total Compensation Amount	$ 33,320,590	$ 15,696,607	$ 13,793,145	$ 12,998,816	$ 10,338,312
PEO Actually Paid Compensation Amount	$ 19,771,649	17,879,415	42,412,804	(38,985,841)	81,171,520
Adjustment To PEO Compensation, Footnote	Compensation “actually paid” for the PEO and average compensation “actually paid” for our non-PEO NEOs in 2025, 2024, 2023, 2022 and 2021 reflects the respective amounts set forth in columns (c) and (e), adjusted as follows in the table below. However, the reconciliation of these amounts, as required under SEC rules, is presented only for 2025 in the table below. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee with respect to the PEO’s and our other NEOs’ compensation for fiscal year 2025, see “Compensation Discussion and Analysis” beginning on page 58 of this Proxy Statement.

	PEO 2025	Non-PEOs 2025
Summary Compensation Table Total	33,320,590	5,765,024
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	(29,600,328)	(3,900,538)
Plus Fair Value of Outstanding Unvested Awards Granted in the Covered Year	26,092,267	3,490,558
Change in Fair Value of Outstanding Unvested Awards from Prior Years	(8,704,107)	(2,217,024)
Change in Fair Value of Awards from Prior Years that Vested in the Covered Year	(1,336,773)	(279,454)
Less Fair Value (as of end of prior fiscal year) of Awards Forfeited during the Covered Year	—	—
Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	—	—
Compensation Actually Paid	19,771,649	2,858,566
	Fair values set forth in the table above are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date, or the fair values of awards forfeited in the covered year, which are valued as of the end of the prior fiscal year. The assumptions used for purposes of calculating fair values of awards as of the vest date or fiscal year-end date are the same as the assumptions used for purposes of calculating the grant date fair value of awards, except that, in the case of PSOs, the fair values at the time of grant were determined using the Black-Scholes option pricing model and the fair values as of the fiscal year-end date were determined using the Hull-White lattice model. The Hull-White lattice model requires consistent judgmental assumptions as the Black-Scholes pricing model, except that the expected life as a direct input for the Black-Scholes pricing model was estimated using the simplified method provided for by the SEC, while the expected life for the Hull-White lattice model was an implied output and estimated to be 5.2 years for the PSOs granted in 2023, 6.1 years for the PSOs granted in 2024, 6.9 years for the PSOs granted in 2025, and 7.6 years for the PPOs granted in 2025. In addition, for PSOs, the fair value is adjusted for any changes in the probability of achievement of the (i) a cumulative revenue performance goal and (ii) a cumulative adjusted EPS performance goal (each weighted equally under the terms of the PSOs).
Non-PEO NEO Average Total Compensation Amount	$ 5,765,024	4,765,696	4,424,283	3,887,795	3,496,361
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,858,566	4,657,379	8,653,705	(5,073,374)	15,271,690
Adjustment to Non-PEO NEO Compensation Footnote	Compensation “actually paid” for the PEO and average compensation “actually paid” for our non-PEO NEOs in 2025, 2024, 2023, 2022 and 2021 reflects the respective amounts set forth in columns (c) and (e), adjusted as follows in the table below. However, the reconciliation of these amounts, as required under SEC rules, is presented only for 2025 in the table below. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee with respect to the PEO’s and our other NEOs’ compensation for fiscal year 2025, see “Compensation Discussion and Analysis” beginning on page 58 of this Proxy Statement.

	PEO 2025	Non-PEOs 2025
Summary Compensation Table Total	33,320,590	5,765,024
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	(29,600,328)	(3,900,538)
Plus Fair Value of Outstanding Unvested Awards Granted in the Covered Year	26,092,267	3,490,558
Change in Fair Value of Outstanding Unvested Awards from Prior Years	(8,704,107)	(2,217,024)
Change in Fair Value of Awards from Prior Years that Vested in the Covered Year	(1,336,773)	(279,454)
Less Fair Value (as of end of prior fiscal year) of Awards Forfeited during the Covered Year	—	—
Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	—	—
Compensation Actually Paid	19,771,649	2,858,566
	Fair values set forth in the table above are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date, or the fair values of awards forfeited in the covered year, which are valued as of the end of the prior fiscal year. The assumptions used for purposes of calculating fair values of awards as of the vest date or fiscal year-end date are the same as the assumptions used for purposes of calculating the grant date fair value of awards, except that, in the case of PSOs, the fair values at the time of grant were determined using the Black-Scholes option pricing model and the fair values as of the fiscal year-end date were determined using the Hull-White lattice model. The Hull-White lattice model requires consistent judgmental assumptions as the Black-Scholes pricing model, except that the expected life as a direct input for the Black-Scholes pricing model was estimated using the simplified method provided for by the SEC, while the expected life for the Hull-White lattice model was an implied output and estimated to be 5.2 years for the PSOs granted in 2023, 6.1 years for the PSOs granted in 2024, 6.9 years for the PSOs granted in 2025, and 7.6 years for the PPOs granted in 2025. In addition, for PSOs, the fair value is adjusted for any changes in the probability of achievement of the (i) a cumulative revenue performance goal and (ii) a cumulative adjusted EPS performance goal (each weighted equally under the terms of the PSOs).
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid, MSCI Cumulative TSR and Peer Group Cumulative TSR

●	Compensation Actually Paid to PEO	●	Average Compensation Actually Paid to Non-PEO NEOs	— —	Total Shareholder Return(1)	— —	Peer Group Total Shareholder Return(1)
(1)TSR is cumulative for the measurement periods beginning on December 31, 2020 and ending on December 31 of each of 2025, 2024, 2023, 2022 and 2021, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The peer group for purposes of this graph reflects the Company’s industry sector and is the same as our peer group set forth above in “Proxy Summary—Total Shareholder Return.”

Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income

●	Compensation Actually Paid to PEO	●	Average Compensation Actually Paid to Non-PEO NEOs	— —	Net Income

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Adjusted EPS

●	Compensation Actually Paid to PEO	●	Average Compensation Actually Paid to Non-PEO NEOs	— —	Adjusted EPS(1)
(1)Adjusted EPS is a non-GAAP financial measure. See Annex B for definitions and reconciliations of all non-GAAP financial measures referenced herein.

Tabular List, Table

Performance Measures
Adjusted EPS
Operating Revenues
Total Net Sales(1)
3-Year Absolute TSR CAGR

Total Shareholder Return Amount	$ 135.2	139.7	130.2	105.9	138.1
Peer Group Total Shareholder Return Amount	208.4	180.1	136.7	119.3	135.8
Net Income (Loss)	$ 1,202,305,000	$ 1,109,128,000	$ 1,148,592,000	$ 870,573,000	$ 725,983,000
Company Selected Measure Amount	17.28	15.20	13.52	11.45	9.95
PEO Name	Henry A. Fernandez	Henry A. Fernandez	Henry A. Fernandez	Henry A. Fernandez	Henry A. Fernandez
Additional 402(v) Disclosure	Reflects “Net Income” in the Company’s Consolidated Statements of Income included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2025, 2024, 2023, 2022, and 2021.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-GAAP Measure Description	Adjusted EPS is a non-GAAP financial measure. See Annex B for definitions and reconciliations of all non-GAAP financial measures referenced herein.
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Revenues
Measure:: 3
Pay vs Performance Disclosure
Name	Total Net Sales(1)
Measure:: 5
Pay vs Performance Disclosure
Name	3-Year Absolute TSR CAGR
PEO | Less Stock Award Value Reported in Summary Compensation Table for the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (29,600,328)
PEO | Plus Fair Value of Outstanding Unvested Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,092,267
PEO | Change in Fair Value of Outstanding Unvested Awards from Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,704,107)
PEO | Change in Fair Value of Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,336,773)
PEO | Less Fair Value (as of end of prior fiscal year) of Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Less Stock Award Value Reported in Summary Compensation Table for the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,900,538)
Non-PEO NEO | Plus Fair Value of Outstanding Unvested Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,490,558
Non-PEO NEO | Change in Fair Value of Outstanding Unvested Awards from Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,217,024)
Non-PEO NEO | Change in Fair Value of Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(279,454)
Non-PEO NEO | Less Fair Value (as of end of prior fiscal year) of Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0